Christine M. Sheridan Assistant Vice President	100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-824-1313 christine.m.sheridan@citi.com

April 29, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sound Shore Fund, Inc.
File Nos. 002-96141; 811-04244
CIK: 0000764157

Dear Ladies and Gentlemen:

As Administrator on behalf of the Company, pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, submitted electronically for filing via EDGAR, we certify that the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from the prospectus contained in Post-Effective Amendment No. 36 to the Company’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on April 28, 2011.

Questions related to this filing may be directed to my attention at (617) 824-1313.

Best regards,

/s/ Christine M. Sheridan
Christine M. Sheridan